QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Jun. 27, 2018
Quarterly Financial Information Disclosure [Abstract]
Unaudited Consolidated Quarterly Results Of Operations
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2018 and 2017 (in thousands, except per share amounts):

	Fiscal Year Ended June 27, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$739,390	$766,400	$812,534	$817,093
Income before provision for income taxes	$15,149	$41,142	$58,916	$55,015
Net income	$9,877	$25,366	$46,916	$43,723
Basic net income per share	$0.20	$0.55	$1.03	$1.03
Diluted net income per share	$0.20	$0.54	$1.02	$1.01
Basic weighted average shares outstanding	48,293	46,432	45,433	42,649
Diluted weighted average shares outstanding	48,732	46,880	45,973	43,469

	Fiscal Year Ended June 28, 2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$758,492	$771,043	$810,641	$810,661
Income before provision for income taxes	$32,966	$48,268	$59,612	$67,662
Net income	$23,233	$34,637	$42,369	$50,584
Basic net income per share	$0.42	$0.70	$0.87	$1.03
Diluted net income per share	$0.42	$0.69	$0.86	$1.02
Basic weighted average shares outstanding	54,844	49,833	48,954	48,917
Diluted weighted average shares outstanding	55,576	50,480	49,506	49,435